Shareholder Report	12 Months Ended
Sep. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Mutual Fund Series Trust
Entity Central Index Key	0001355064
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2025
C000108404
Shareholder Report [Line Items]
Fund Name	JAG Large Cap Growth Fund
Class Name	Class A
Trading Symbol	JLGAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about JAG Large Cap Growth Fund for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.jagcapitalfunds.com/. You can also request this information by contacting us at (855) 552-4596.
Additional Information Phone Number	(855) 552-4596
Additional Information Website	https://www.jagcapitalfunds.com/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$163	1.50%

Expenses Paid, Amount	$ 163
Expense Ratio, Percent	1.50%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
JAG Large Cap Growth Fund - Class A
Without Load	17.59%	13.53%	15.34%
With Load	10.81%	12.19%	14.66%
Russell 1000® Growth Index	25.63%	17.59%	18.84%
S&P 500® Index	17.60%	16.47%	15.30%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 49,443,553
Holdings Count | Holding	33
Advisory Fees Paid, Amount	$ 180,561
InvestmentCompanyPortfolioTurnover	90.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$49,443,553
Number of Portfolio Holdings	33
Advisory Fee (net of waivers)	$180,561
Portfolio Turnover	90%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	98.9%
Money Market Funds	1.1%

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.1%
Utilities	0.9%
Industrials	1.1%
Money Market Funds	1.1%
Financials	1.5%
Consumer Staples	2.6%
Health Care	5.1%
Consumer Discretionary	13.8%
Communications	32.1%
Technology	41.9%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Meta Platforms, Inc., Class A	8.4%
Microsoft Corporation	7.8%
Alphabet, Inc., Class A	5.4%
NVIDIA Corporation	4.9%
Uber Technologies, Inc.	4.8%
Take-Two Interactive Software, Inc.	4.6%
Apple, Inc.	4.6%
Broadcom, Inc.	4.3%
Tesla, Inc.	4.1%
Amazon.com, Inc.	4.0%

C000108406
Shareholder Report [Line Items]
Fund Name	JAG Large Cap Growth Fund
Class Name	Class I
Trading Symbol	JLGIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about JAG Large Cap Growth Fund for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.jagcapitalfunds.com/. You can also request this information by contacting us at (855) 552-4596.
Additional Information Phone Number	(855) 552-4596
Additional Information Website	https://www.jagcapitalfunds.com/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$136	1.25%

Expenses Paid, Amount	$ 136
Expense Ratio, Percent	1.25%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
JAG Large Cap Growth Fund	17.89%	13.80%	15.62%
Russell 1000® Growth Index	25.63%	17.59%	18.84%
S&P 500® Index	17.60%	16.47%	15.30%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 49,443,553
Holdings Count | Holding	33
Advisory Fees Paid, Amount	$ 180,561
InvestmentCompanyPortfolioTurnover	90.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$49,443,553
Number of Portfolio Holdings	33
Advisory Fee (net of waivers)	$180,561
Portfolio Turnover	90%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	98.9%
Money Market Funds	1.1%

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.1%
Utilities	0.9%
Industrials	1.1%
Money Market Funds	1.1%
Financials	1.5%
Consumer Staples	2.6%
Health Care	5.1%
Consumer Discretionary	13.8%
Communications	32.1%
Technology	41.9%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Meta Platforms, Inc., Class A	8.4%
Microsoft Corporation	7.8%
Alphabet, Inc., Class A	5.4%
NVIDIA Corporation	4.9%
Uber Technologies, Inc.	4.8%
Take-Two Interactive Software, Inc.	4.6%
Apple, Inc.	4.6%
Broadcom, Inc.	4.3%
Tesla, Inc.	4.1%
Amazon.com, Inc.	4.0%

C000218687
Shareholder Report [Line Items]
Fund Name	JAG Large Cap Growth Fund
Class Name	Class R
Trading Symbol	JGRRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about JAG Large Cap Growth Fund for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.jagcapitalfunds.com/. You can also request this information by contacting us at (855) 552-4596.
Additional Information Phone Number	(855) 552-4596
Additional Information Website	https://www.jagcapitalfunds.com/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$98	0.90%

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	0.90%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	Since Inception (February 3, 2020)
JAG Large Cap Growth Fund	18.26%	14.20%	16.14%
Russell 1000® Growth Index	25.63%	17.59%	19.21%
S&P 500® Index	17.60%	16.47%	15.38%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Performance Inception Date	Feb. 03, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 49,443,553
Holdings Count | Holding	33
Advisory Fees Paid, Amount	$ 180,561
InvestmentCompanyPortfolioTurnover	90.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$49,443,553
Number of Portfolio Holdings	33
Advisory Fee (net of waivers)	$180,561
Portfolio Turnover	90%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	98.9%
Money Market Funds	1.1%

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.1%
Utilities	0.9%
Industrials	1.1%
Money Market Funds	1.1%
Financials	1.5%
Consumer Staples	2.6%
Health Care	5.1%
Consumer Discretionary	13.8%
Communications	32.1%
Technology	41.9%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Meta Platforms, Inc., Class A	8.4%
Microsoft Corporation	7.8%
Alphabet, Inc., Class A	5.4%
NVIDIA Corporation	4.9%
Uber Technologies, Inc.	4.8%
Take-Two Interactive Software, Inc.	4.6%
Apple, Inc.	4.6%
Broadcom, Inc.	4.3%
Tesla, Inc.	4.1%
Amazon.com, Inc.	4.0%